Post Retirement Plans - Additional Information (Detail)	12 Months Ended
Mar. 31, 2021
Defined Benefit Gratuity Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit gratuity plan, description	Every employee who has completed five years or more of service is entitled to a gratuity on departure at 15 days salary (last drawn salary) for each completed year of service.